Document and Entity Information	Jan. 10, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001813756
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	WEWORK INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39419
Entity Tax Identification Number	85-1144904
Entity Address, Address Line One	575 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	389-3922
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class B And Class C Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	WE
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	WE WS
Security Exchange Name	NYSE